Financial Assets and Financial Liabilities - Schedule of Information About Ratios Under Most Significant Loan Agreements with the Russian State-Owned Banks (Detail)	12 Months Ended
Dec. 31, 2021
Group's Net Debt to Adjusted EBITDA [member] | Top of range [member]
Disclosure of covenant ratios [line items]
Requirement ratio	600.00%
Actual ratio	247.00%
Group's Total Debt to Adjusted EBITDA [member] | Top of range [member]
Disclosure of covenant ratios [line items]
Requirement ratio	600.00%
Actual ratio	250.00%
Group's Adjusted EBITDA to Net Interest Expense [member] | Bottom of range [member]
Disclosure of covenant ratios [line items]
Requirement ratio	200.00%
Actual ratio	539.00%
Group's Adjusted EBITDA to Consolidated Financial Expense [member] | Bottom of range [member]
Disclosure of covenant ratios [line items]
Requirement ratio	200.00%
Actual ratio	534.00%
Group's Cash flow from operating activities to Adjusted EBITDA [member] | Bottom of range [member]
Disclosure of covenant ratios [line items]
Requirement ratio	80.00%
Actual ratio	62.00%
Group's Adjusted EBITDA to Revenue [member] | Bottom of range [member]
Disclosure of covenant ratios [line items]
Requirement ratio	15.00%
Actual ratio	30.00%